Employee Benefit Obligations	12 Months Ended
Dec. 31, 2019
EMPLOYEE BENEFIT OBLIGATIONS
Employee Benefit Obligations

26.  EMPLOYEE BENEFIT OBLIGATIONS.

26.1 General information:

The Group provides various post-employment benefits for all or some of their active or retired employees. These benefits are calculated and recorded in the financial statements according to the criteria described in Note 3.m.1, and include primarily the following:

Defined benefit plans:

•	Complementary pension: The beneficiary is entitled to receive a monthly amount that supplements the pension obtained from the respective social security system.
•

Employee severance indemnities: The beneficiary receives a certain number of contractual salaries upon retirement. Such benefit is subject to a minimum vesting service requirement period, which depending on the Group, varies within a range from 5 to 15 years.

•	Electricity: The beneficiary receives a monthly bonus to cover a portion of their billed residential electricity consumption.
•	Health benefit: The beneficiary receives health coverage in addition to that to which they are entitled to under applicable social security system.

2.2	Details, changes and presentation in financial statements:

a)    The post-employment obligations associated with the defined benefits plan as of December 31, 2019 and 2018, are as follows:

	12-31-2019	12-31-2018
	ThCh$	ThCh$
Compensation for years of services	42,697,317	33,839,498
Supplementary Pension	17,853,600	16,993,409
Health Plans	3,090,670	2,979,630
Energy Supply Plans	2,521,903	2,790,127
Total post-employment obligations, net	66,163,490	56,602,664

a)	The following amounts were recognized in the consolidated statement of comprehensive income for the years ended December 31, 2019 and 2018:

	For the years ended December 31,
Expense Recognized in the Statement of	2019	2018	2017
Comprehensive Income	ThCh$	ThCh$	ThCh$
Current service cost for defined benefits plan	1,928,868	1,920,262	2,091,205
Interest cost for defined benefits plan (1)	2,639,738	2,750,376	2,678,300
Past service cost	1,224,527	(39,060)	—
Expenses recognized in the Statement of Income	5,793,133	4,631,578	4,769,505
Gains (losses) from remeasurement of defined benefit plans	7,777,204	(37,881)	(1,716,875)
Total expense recognized in the Statement of Comprehensive Income	13,570,337	4,593,697	3,052,630

(1) See Note 34

c)    The balance and changes in post-employment defined benefit obligations as of and for the years ended December 31, 2019 and 2018, are as follows:

Actuarial Value of Post-employment Obligations	ThCh$
Balance at January 1, 2018	57,081,924
Current service cost	1,920,262
Net Interest cost	2,750,376
Actuarial (gains) losses from changes in financial assumptions	789,809
Actuarial (gains) losses from changes in experience adjustments	(827,690)
Foreign currency translation	124,929
Benefits paid	(5,469,357)
Past service	(39,060)
Defined benefit plan obligations from business combinations	602,816
Transfers of employees	(331,345)
Balance at December 31, 2018	56,602,664
Service cost	1,928,868
Interest cost	2,639,738
Actuarial (gains) losses from changes in financial assumptions	5,724,985
Actuarial (gains) losses from changes in experience adjustments	2,052,219
Foreign currency translation	9,786
Past service	1,224,527
Benefits paid	(4,068,988)
Transfer of employees	49,691
Closing balance December 31, 2019	66,163,490

26.3 Other disclosures:

•	Actuarial assumptions:

As of December 31, 2019 and 2018, the following assumptions were used in the actuarial calculation of defined benefits:

	12-31-2019	12-31-2018
Discount rates used	3.40%	4.70%
Expected rate of salary increases	3.80%	3.80%
Turnover rate	5.24%	4.40%
Mortality tables	CB-H-2014 / RV-M-2014	CB-H-2014 / RV-M-2014

•	Sensitivity

As of December 31, 2019 and 2018, the sensitivity value of the actuarial liability for post-employment benefits to variations of 100 basis points in the discount rate assumes a decrease of ThCh$5,330,365 and ThCh$4,296,927, respectively, if the rate rises, and an increase of ThCh$5,829,095 and ThCh$4,773,734, respectively, if the rate falls.

•	Future disbursements

According to the available estimate, the disbursements planned to meet the defined benefit plans for the 2020 period amount to ThCh$6,004,886.

•	Term of commitments

The Group’s obligations have a weighted average length of 8.72 years, and the flow for benefits for the next ten years and more is expected to be as follows:

Years	ThCh$
1	6,004,886
2	5,304,228
3	5,264,382
4	4,304,571
5	5,181,657
6 to10	23,620,901